Shareholder Report, Holdings (Details) - GammaRoad Market Navigation ETF	Aug. 31, 2026
iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.20%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%